Payroll, staff and employee benefits obligations - Expected future cash outflow (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) Y
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits | Y	14
Expected contributions in respect of funded pension plans in 2018	$ 176
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	857
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	691
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	702
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	699
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	657
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 3,349
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits | Y	17
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 30
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	29
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	29
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	29
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	29
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 142